Shareholders' Equity (Stock Option Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Options, beginning balance	465,247	365,495	249,911
Options, granted	148,426	141,928	137,010
Options, exercised	(12,357)	(5,500)	(9,674)
Options, forfeited	(11,269)	(36,676)	(11,752)
Options, ending balance	590,047	465,247	365,495
Options, exercisable	322,781
Weighted average exercise price, granted	$ 32.54	$ 33.83	$ 36.11
Weighted average exercise price, exercised	22.38	28.09	28.02
Weighted average exercise price, forfeited	33.93	35.88	36.73
Weighted average grant date fair value, granted	14.82	13.35	14.71
Weighted average grant date fair value, exercised	8.63	10.03	9.94
Weighted average grant date fair value, forfeited	$ 14.56	$ 13.50	$ 13.05